FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:-      FAIR VALUE MEASUREMENTS

The carrying values of cash and cash equivalents, short-term and restricted deposits, trade receivables, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.

In accordance with ASC 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following tables represent the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2020:

	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$189,437	$-	$-	$189,437
Marketable securities	312,934	530,922	-	843,856
Foreign currency derivatives presented as contracts assets	-	3,546	-	3,546
Financial liabilities:
Foreign currency derivatives presented as contracts liabilities	-	(2,677)	-	(2,677)

	$502,371	$531,791	$-	$1,034,162

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$20,656	$-	$-	$20,656
Marketable securities	-	826,804	-	826,804
Foreign currency derivatives presented as contracts assets	-	7,083	-	7,083
Financial liabilities:
Foreign currency derivatives presented as contracts liabilities	-	(1,961)	-	(1,961)

	$20,656	$831,926	$-	$852,582

As of December 31, 2021, the total estimated fair value of the Convertible Notes was $974,074 (2023 Convertible Notes were $456,068 and 2025 Convertible Notes were $518,006). The fair value of the Convertible Notes is considered to be Level 2 within the fair value hierarchy and was determined based on quoted prices of the Convertible Notes in an over-the-counter market.